Cash and Cash Equivalents and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents and Restricted Cash [Abstract]
Schedule of Cash and Cash Equivalents and Restricted Cash
	As of December 31,
	2025	2024
Cash on hand	$591,145	$541,937
Cash in bank	23,954,145	21,394,485
Subtotal	24,545,290	21,936,422
Restricted cash – current	-	27,642
Restricted cash – non-current	2,322,790	1,432,738
Subtotal	26,868,080	23,396,802
Cash at banks attributable to discontinued operations	32,132	-
Cash, cash equivalents, and restricted cash	$26,900,212	$23,396,802

Cash and cash equivalents in continuing operations	$24,545,290	$21,936,422
Cash and cash equivalents in discontinued operations	32,132	-
Cash and cash equivalents presented in consolidated statements of cash flows	$24,577,422	$21,936,422